Note 11 - Revenue Recognition (Details Textual) - USD ($)	Oct. 31, 2020	Oct. 31, 2019
Contract with Customer, Liability, Total	$ 63,283	$ 19,850
Contract with Customer, Refund Liability, Total	$ 119,989	$ 273,512